                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

           VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

           PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                                                                                             NUMBER OF
           DESCRIPTION                                                                        SHARES           VALUE
           COMMON STOCKS    90.3%
           AIRLINES    0.5%
           Southwest Airlines Co.                                                              914,500    $    16,451,855
                                                                                                          ----------------

           ALUMINUM    2.4%
           Alcoa, Inc.                                                                       2,399,600         73,331,776
                                                                                                          ----------------

           ASSET MANAGEMENT & CUSTODY BANKS    1.0%
           Bank of New York Co., Inc.                                                          904,000         32,580,160
                                                                                                          ----------------

           BREWERS    0.5%
           Anheuser-Busch Cos., Inc.                                                           363,200         15,534,064
                                                                                                          ----------------

           BROADCASTING & CABLE TV    5.0%
           CBS Corp., Class B                                                                  604,500         14,495,910
           Clear Channel Communications, Inc.                                                2,253,300         65,368,233
           Comcast Corp., Class A (a)                                                        1,577,300         41,262,168
           Liberty Media Corp., Class A (a)                                                  4,244,700         34,848,987
                                                                                                          ----------------
                                                                                                              155,975,298
                                                                                                          ----------------

           COMMUNICATIONS EQUIPMENT    0.9%
           Cisco Systems, Inc. (a)                                                             984,500         21,334,115
           Ericsson, Class B - ADR (Sweden)                                                     90,320          3,406,870
           Nokia Corp. - ADR (Finland)                                                         160,300          3,321,416
                                                                                                          ----------------
                                                                                                               28,062,401
                                                                                                          ----------------

           COMPUTER HARDWARE    1.7%
           Dell, Inc. (a)                                                                      934,500         27,810,720
           Hewlett-Packard Co.                                                                 327,410         10,771,789
           International Business Machines Corp.                                               155,600         12,832,332
                                                                                                          ----------------
                                                                                                               51,414,841
                                                                                                          ----------------

           COMPUTER STORAGE & PERIPHERALS    0.1%
           Lexmark International, Inc., Class A (a)                                             92,800          4,211,264
                                                                                                          ----------------

           DATA PROCESSING & OUTSOURCED SERVICES    0.8%
           Affiliated Computer Services, Inc., Class A (a)                                     167,760         10,008,562
           First Data Corp.                                                                    326,800         15,300,776
                                                                                                          ----------------
                                                                                                               25,309,338
                                                                                                          ----------------

           DEPARTMENT STORES    0.5%
           Federated Department Stores, Inc.                                                   229,300         16,738,900
                                                                                                          ----------------

           DIVERSIFIED BANKS    7.4%
           Bank of America Corp.                                                             2,072,400         94,377,096
           U.S. Bancorp                                                                        356,600         10,876,300
           Wachovia Corp.                                                                      949,600         53,225,080
           Wells Fargo & Co.                                                                 1,095,500         69,969,585
                                                                                                          ----------------
                                                                                                              228,448,061
                                                                                                          ----------------

           DIVERSIFIED CHEMICALS    2.1%
           Dow Chemical Co.                                                                    219,800          8,923,880
           Du Pont (E.I.) de Nemours & Co.                                                   1,352,500         57,089,025
                                                                                                          ----------------
                                                                                                               66,012,905
                                                                                                          ----------------

           ELECTRIC UTILITIES    0.9%
           American Electric Power Co., Inc.                                                   514,572         17,505,739
           FirstEnergy Corp.                                                                   243,400         11,902,260
                                                                                                          ----------------
                                                                                                               29,407,999
                                                                                                          ----------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.1%
           Cognex Corp.                                                                        132,800          3,936,192
                                                                                                          ----------------

           ELECTRONIC MANUFACTURING SERVICES    0.2%
           Flextronics International Ltd. (Singapore) (a)                                      306,400          3,171,240
           KEMET Corp. (a)                                                                     167,200          1,583,384
                                                                                                          ----------------
                                                                                                                4,754,624
                                                                                                          ----------------

           HEALTH CARE DISTRIBUTORS    0.6%
           Cardinal Health, Inc.                                                               263,000         19,598,760
                                                                                                          ----------------

           HEALTH CARE EQUIPMENT    0.7%
           Boston Scientific Corp. (a)                                                         950,000         21,897,500
                                                                                                          ----------------

           HOUSEHOLD PRODUCTS    1.6%
           Kimberly-Clark Corp.                                                                873,700         50,499,860
                                                                                                          ----------------

           HYPERMARKETS & SUPER CENTERS    2.0%
           Wal-Mart Stores, Inc.                                                             1,335,500         63,089,020
                                                                                                          ----------------

           INDUSTRIAL CONGLOMERATES    0.5%
           General Electric Co.                                                                457,500         15,911,850
                                                                                                          ----------------

           INTEGRATED OIL & GAS    0.9%
           Total SA - ADR (France)                                                             200,500         26,411,865
                                                                                                          ----------------

           INTEGRATED TELECOMMUNICATION SERVICES    10.3%
           AT&T Inc.                                                                         4,741,900        128,220,976
           Sprint Nextel Corp.                                                               3,039,500         78,540,680

           Verizon Communications, Inc.                                                      3,304,400        112,547,864
                                                                                                          ----------------
                                                                                                              319,309,520
                                                                                                          ----------------

           INVESTMENT BANKING & BROKERAGE    0.9%
           Merrill Lynch & Co., Inc.                                                           371,800         29,282,968
                                                                                                          ----------------

           LIFE & HEALTH INSURANCE    1.3%
           AFLAC, Inc.                                                                         202,000          9,116,260
           Metlife, Inc.                                                                       286,100         13,838,657
           Torchmark Corp.                                                                     321,510         18,358,221
                                                                                                          ----------------
                                                                                                               41,313,138
                                                                                                          ----------------

           MOVIES & ENTERTAINMENT    5.0%
           News Corp., Class B                                                               1,138,000         19,983,280
           Time Warner, Inc.                                                                 2,738,500         45,979,415
           Viacom, Inc., Class B (a)                                                           843,100         32,712,280
           Walt Disney Co.                                                                   1,978,400         55,177,576
                                                                                                          ----------------
                                                                                                              153,852,551
                                                                                                          ----------------

           MULTI-LINE INSURANCE    1.2%
           American International Group, Inc.                                                  353,700         23,376,033
           Genworth Financial, Inc., Class A                                                   279,500          9,343,685
           Hartford Financial Services Group, Inc.                                              46,700          3,761,685
                                                                                                          ----------------
                                                                                                               36,481,403
                                                                                                          ----------------

           MULTI-UTILITIES & UNREGULATED POWER    0.1%
           Dominion Resources, Inc.                                                             61,600          4,252,248
                                                                                                          ----------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    4.0%
           Citigroup, Inc.                                                                   2,003,900         94,644,197
           J.P. Morgan Chase & Co.                                                             681,300         28,369,332
                                                                                                          ----------------
                                                                                                              123,013,529
                                                                                                          ----------------

           PACKAGED FOODS & MEATS    3.6%
           Kraft Foods, Inc., Class A                                                        1,437,200         43,561,532
           Unilever NV (Netherlands)                                                           967,600         66,977,272
                                                                                                          ----------------
                                                                                                              110,538,804
                                                                                                          ----------------

           PAPER PRODUCTS    4.0%
           International Paper Co.                                                           3,556,302        122,941,360
                                                                                                          ----------------

           PHARMACEUTICALS    15.1%
           Abbott Laboratories                                                                 469,400         19,935,418
           Bristol-Myers Squibb Co.                                                          3,972,000         97,750,920
           GlaxoSmithKline PLC - ADR (United Kingdom)                                        2,651,600        138,705,196
           Pfizer, Inc.                                                                      1,813,100         45,182,452
           Roche Holdings AG - ADR (Switzerland)                                               563,400         41,839,492
           Sanofi Aventis - ADR (France)                                                       666,000         31,634,068
           Schering-Plough Corp.                                                             2,324,500         44,142,255
           Wyeth                                                                             1,008,400         48,927,568

                                                                                                          ----------------
                                                                                                              468,117,369
                                                                                                          ----------------

           PROPERTY & CASUALTY INSURANCE    3.4%
           AMBAC Financial Group, Inc.                                                         171,200         13,627,520
           Berkshire Hathaway, Inc., Class B (a)                                                 6,930         20,873,160
           Chubb Corp.                                                                         495,340         47,275,250
           Saint Paul Travelers Cos., Inc.                                                     557,200         23,285,388
                                                                                                          ----------------
                                                                                                              105,061,318
                                                                                                          ----------------

           PUBLISHING    0.5%
           Gannett Co., Inc.                                                                   180,600         10,821,552
           Tribune Co.                                                                         168,600          4,624,698
                                                                                                          ----------------
                                                                                                               15,446,250
                                                                                                          ----------------

           REGIONAL BANKS    1.4%
           PNC Financial Services Group, Inc.                                                  469,600         31,608,776
           SunTrust Banks, Inc.                                                                164,700         11,983,572
                                                                                                          ----------------
                                                                                                               43,592,348
                                                                                                          ----------------

           SEMICONDUCTOR EQUIPMENT    0.1%
           Credence Systems Corp. (a)                                                          271,600          1,993,544
           Novellus Systems, Inc. (a)                                                           29,200            700,800
                                                                                                          ----------------
                                                                                                                2,694,344
                                                                                                          ----------------

           SEMICONDUCTORS    0.8%
           Intel Corp.                                                                       1,273,700         24,646,095
                                                                                                          ----------------

           SOFT DRINKS    1.5%
           Coca-Cola Co.                                                                     1,124,500         47,082,815
                                                                                                          ----------------

           SPECIALTY CHEMICALS    0.6%
           Rohm & Haas Co.                                                                     405,000         19,792,350
                                                                                                          ----------------

           SYSTEMS SOFTWARE    0.5%
           Microsoft Corp.                                                                     540,500         14,707,005
                                                                                                          ----------------

           THRIFTS & MORTGAGE FINANCE    4.0%
           Fannie Mae                                                                          237,500         12,207,500
           Freddie Mac                                                                       1,835,900        111,989,900
                                                                                                          ----------------
                                                                                                              124,197,400
                                                                                                          ----------------

           TOBACCO    1.6%
           Altria Group, Inc.                                                                  683,400         48,425,724
                                                                                                          ----------------

           TOTAL LONG-TERM INVESTMENTS    90.3%
              (Cost $2,634,288,993)                                                                         2,804,327,072



           REPURCHASE AGREEMENT    9.6%
           State Street Bank & Trust Co. ($297,758,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest
           rate of 4.72%, dated 03/31/06, to be sold on                                                       297,758,000
            04/03/06 at $297,875,118)                                                                     ----------------
              (Cost $297,758,000)

           TOTAL INVESTMENTS    99.9%
              (Cost $2,932,046,993)                                                                         3,102,085,072

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.1%                                                        2,594,162
                                                                                                          ----------------

           NET ASSETS    100.0%                                                                           $ 3,104,679,234
                                                                                                          ----------------


           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt

           VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

           PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)



                                                                                                NUMBER OF
                DESCRIPTION                                                                      SHARES              VALUE

                COMMON STOCKS    94.6%
                AEROSPACE & DEFENSE    3.4%
                Boeing Co.                                                                        90,000    $         7,013,700
                Lockheed Martin Corp.                                                             45,000              3,380,850
                Precision Castparts Corp.                                                         50,000              2,970,000
                Raytheon Co.                                                                      65,000              2,979,600
                                                                                                            --------------------
                                                                                                                     16,344,150
                                                                                                            --------------------

                AIR FREIGHT & LOGISTICS    0.7%
                C.H. Robinson Worldwide, Inc.                                                     65,000              3,190,850
                                                                                                            --------------------

                APPAREL, ACCESSORIES & LUXURY GOODS    1.7%
                Coach, Inc. (a)                                                                  160,000              5,532,800
                Polo Ralph Lauren Corp.                                                           45,000              2,727,450
                                                                                                            --------------------
                                                                                                                      8,260,250
                                                                                                            --------------------

                APPAREL RETAIL    0.7%
                AnnTaylor Stores Corp. (a)                                                        85,000              3,127,150
                                                                                                            --------------------

                APPLICATION SOFTWARE    2.6%
                Adobe Systems, Inc. (a)                                                          115,000              4,015,800
                BEA Systems, Inc. (a)                                                            180,000              2,363,400
                SAP AG - ADR (Germany)                                                           110,000              5,975,200
                                                                                                            --------------------
                                                                                                                     12,354,400
                                                                                                            --------------------

                ASSET MANAGEMENT & CUSTODY BANKS    1.5%
                Franklin Resources, Inc.                                                          30,000              2,827,200
                Legg Mason, Inc.                                                                  35,000              4,386,550
                                                                                                            --------------------
                                                                                                                      7,213,750
                                                                                                            --------------------

                AUTOMOTIVE RETAIL    0.6%
                Advance Auto Parts, Inc.                                                          67,500              2,810,700
                                                                                                            --------------------

                BIOTECHNOLOGY    4.0%
                Celgene Corp. (a)                                                                160,000              7,075,200
                Gilead Sciences, Inc. (a)                                                        115,000              7,155,300
                PDL BioPharma, Inc. (a)                                                           90,000              2,952,000
                Vertex Pharmaceuticals, Inc. (a)                                                  45,000              1,646,550
                                                                                                            --------------------
                                                                                                                     18,829,050
                                                                                                            --------------------

                BUILDING PRODUCTS    0.7%




                USG Corp. (a)                                                                     35,000              3,323,600
                                                                                                            --------------------

                COMMUNICATIONS EQUIPMENT    6.8%
                Cisco Systems, Inc. (a)                                                          275,000              5,959,250
                Comverse Technology, Inc. (a)                                                    130,000              3,058,900
                Corning, Inc. (a)                                                                280,000              7,534,800
                Harris Corp.                                                                      55,000              2,600,950
                Motorola, Inc.                                                                   230,000              5,269,300
                QUALCOMM, Inc.                                                                   160,000              8,097,600
                                                                                                            --------------------
                                                                                                                     32,520,800
                                                                                                            --------------------

                COMPUTER & ELECTRONICS RETAIL    0.6%
                Circuit City Stores, Inc.                                                        115,000              2,815,200
                                                                                                            --------------------

                COMPUTER HARDWARE    3.1%
                Apple Computer, Inc. (a)                                                          90,000              5,644,800
                Hewlett-Packard Co.                                                              275,000              9,047,500
                                                                                                            --------------------
                                                                                                                     14,692,300
                                                                                                            --------------------

                COMPUTER STORAGE & PERIPHERALS    1.3%
                Network Appliance, Inc. (a)                                                      105,000              3,783,150
                Western Digital Corp. (a)                                                        135,000              2,623,050
                                                                                                            --------------------
                                                                                                                      6,406,200
                                                                                                            --------------------

                CONSTRUCTION & ENGINEERING    0.7%
                Fluor Corp.                                                                       40,000              3,432,000
                                                                                                            --------------------

                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
                    1.5%
                JLG Industries, Inc.                                                              80,000              2,463,200
                Joy Global, Inc.                                                                  77,500              4,632,175
                                                                                                            --------------------
                                                                                                                      7,095,375
                                                                                                            --------------------

                CONSTRUCTION MATERIALS    0.3%
                Martin Marietta Materials, Inc.                                                   15,000              1,605,450
                                                                                                            --------------------

                DATA PROCESSING & OUTSOURCED SERVICES    0.6%
                Global Payments, Inc.                                                             55,000              2,915,550
                                                                                                            --------------------

                DEPARTMENT STORES    2.5%
                J.C. Penney Co., Inc.                                                            110,000              6,645,100
                Nordstrom, Inc.                                                                  135,000              5,289,300
                                                                                                            --------------------
                                                                                                                     11,934,400
                                                                                                            --------------------

                DIVERSIFIED METALS & MINING    1.5%
                Peabody Energy Corp.                                                             140,000              7,057,400
                                                                                                            --------------------

                ELECTRICAL COMPONENTS & EQUIPMENT    1.6%
                Emerson Electric Co.                                                              55,000              4,599,650
                Rockwell Automation, Inc.                                                         40,000              2,876,400
                                                                                                            --------------------


                                                                                                                      7,476,050
                                                                                                            --------------------

                ELECTRONIC MANUFACTURING SERVICES    1.3%
                Jabil Circuit, Inc. (a)                                                          140,000              6,000,400
                                                                                                            --------------------

                FERTILIZERS & AGRICULTURAL CHEMICALS    1.1%
                Monsanto Co.                                                                      60,000              5,085,000
                                                                                                            --------------------

                HEALTH CARE EQUIPMENT    0.5%
                Hologic, Inc. (a)                                                                 45,000              2,490,750
                                                                                                            --------------------

                HEALTH CARE SERVICES    1.8%
                Caremark Rx, Inc.                                                                 75,000              3,688,500
                Cerner Corp. (a)                                                                  50,000              2,372,500
                Omnicare, Inc.                                                                    45,000              2,474,550
                                                                                                            --------------------
                                                                                                                      8,535,550
                                                                                                            --------------------

                HOME IMPROVEMENT RETAIL    0.9%
                Lowe's Cos., Inc.                                                                 70,000              4,510,800
                                                                                                            --------------------

                HOTELS, RESORTS & CRUISE LINES    0.8%
                Starwood Hotels & Resorts Worldwide, Inc.                                         55,000              3,725,150
                                                                                                            --------------------

                HOUSEHOLD PRODUCTS    0.9%
                Procter & Gamble Co.                                                              78,375              4,515,968
                                                                                                            --------------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES    0.5%
                Monster Worldwide, Inc. (a)                                                       45,000              2,243,700
                                                                                                            --------------------

                HYPERMARKETS & SUPER CENTERS    0.8%
                Costco Wholesale Corp.                                                            70,000              3,791,200
                                                                                                            --------------------

                INTEGRATED OIL & GAS    1.4%
                Marathon Oil Corp.                                                                45,000              3,427,650
                Suncor Energy, Inc. (Canada)                                                      45,000              3,465,900
                                                                                                            --------------------
                                                                                                                      6,893,550
                                                                                                            --------------------

                INTERNET SOFTWARE & SERVICES    2.0%
                Akamai Technologies, Inc. (a)                                                    105,000              3,453,450
                Google, Inc., Class A (a)                                                         15,000              5,850,000
                                                                                                            --------------------
                                                                                                                      9,303,450
                                                                                                            --------------------

                INVESTMENT BANKING & BROKERAGE    5.8%
                Bear Stearns Co., Inc.                                                            35,000              4,854,500
                Charles Schwab Corp.                                                             245,000              4,216,450
                E*TRADE Financial Corp. (a)                                                      185,000              4,991,300
                Goldman Sachs Group, Inc.                                                         40,000              6,278,400
                Lehman Brothers Holdings, Inc.                                                    50,000              7,226,500
                                                                                                            --------------------
                                                                                                                     27,567,150
                                                                                                            --------------------



                IT CONSULTING & OTHER SERVICES    1.6%
                Accenture, Ltd., Class A (Bermuda)                                                70,000              2,104,900
                Cognizant Technology Solutions Corp., Class A (a)                                 90,000              5,354,100
                                                                                                            --------------------
                                                                                                                      7,459,000
                                                                                                            --------------------

                LIFE & HEALTH INSURANCE    1.2%
                Prudential Financial, Inc.                                                        75,000              5,685,750
                                                                                                            --------------------

                MANAGED HEALTH CARE    4.2%
                Aetna, Inc.                                                                      150,000              7,371,000
                Humana, Inc. (a)                                                                  65,000              3,422,250
                UnitedHealth Group, Inc.                                                          92,500              5,167,050
                WellPoint, Inc. (a)                                                               50,000              3,871,500
                                                                                                            --------------------
                                                                                                                     19,831,800
                                                                                                            --------------------

                OIL & GAS DRILLING    1.3%
                Diamond Offshore Drilling, Inc.                                                   30,000              2,685,000
                Transocean, Inc. (a)                                                              45,000              3,613,500
                                                                                                            --------------------
                                                                                                                      6,298,500
                                                                                                            --------------------

                OIL & GAS EQUIPMENT & SERVICES    4.9%
                Grant Prideco, Inc. (a)                                                           90,000              3,855,600
                Helix Energy Solutions Group, Inc. (a)                                            70,000              2,653,000
                Schlumberger, Ltd.                                                                90,000             11,391,300
                Weatherford International, Ltd. (a)                                              115,000              5,261,250
                                                                                                            --------------------
                                                                                                                     23,161,150
                                                                                                            --------------------

                PHARMACEUTICALS    5.6%
                Allergan, Inc.                                                                    55,000              5,967,500
                Barr Pharmaceuticals, Inc. (a)                                                    40,000              2,519,200
                Novartis AG - ADR (Switzerland)                                                   70,000              3,880,800
                Roche Holdings, Inc. AG- ADR (Switzerland)                                        90,000              6,683,625
                Shire PLC - ADR (United Kingdom)                                                  75,000              3,486,750
                Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                               95,000              3,912,100
                                                                                                            --------------------
                                                                                                                     26,449,975
                                                                                                            --------------------

                PROPERTY & CASUALTY INSURANCE    0.9%
                ACE, Ltd. (Bermuda)                                                               45,000              2,340,450
                W.R. Berkley Corp.                                                                35,000              2,032,100
                                                                                                            --------------------
                                                                                                                      4,372,550
                                                                                                            --------------------

                PUBLISHING    0.7%
                McGraw-Hill Co., Inc.                                                             55,000              3,169,100
                                                                                                            --------------------

                RAILROADS    1.7%
                Burlington Northern Santa Fe Corp.                                               100,000              8,333,000
                                                                                                            --------------------

                RESTAURANTS    2.5%
                Darden Restaurants, Inc.                                                          85,000              3,487,550
                McDonald's Corp.                                                                  65,000              2,233,400





                Starbucks Corp. (a)                                                              160,000              6,022,400
                                                                                                            --------------------
                                                                                                                     11,743,350
                                                                                                            --------------------

                SEMICONDUCTOR EQUIPMENT    1.8%
                Lam Research Corp. (a)                                                           110,000              4,730,000
                MEMC Electronic Materials, Inc. (a)                                              110,000              4,061,200
                                                                                                            --------------------
                                                                                                                      8,791,200
                                                                                                            --------------------

                SEMICONDUCTORS    5.3%
                Broadcom Corp., Class A (a)                                                      202,500              8,739,900
                Intersil Corp., Class A                                                          125,000              3,615,000
                Marvell Technology Group Ltd. (Bermuda) (a)                                       85,000              4,598,500
                National Semiconductor Corp.                                                     155,000              4,315,200
                NVIDIA Corp. (a)                                                                  70,000              4,008,200
                                                                                                            --------------------
                                                                                                                     25,276,800
                                                                                                            --------------------

                SOFT DRINKS    0.5%
                Hansen Natural Corp. (a)                                                          20,000              2,521,000
                                                                                                            --------------------

                SPECIALIZED FINANCE    1.4%
                Chicago Mercantile Exchange                                                       15,000              6,712,500
                                                                                                            --------------------

                SPECIALTY STORES    0.9%
                Office Depot, Inc. (a)                                                           115,000              4,282,600
                                                                                                            --------------------

                STEEL    1.4%
                Nucor Corp.                                                                       65,000              6,811,350
                                                                                                            --------------------

                SYSTEMS SOFTWARE    1.6%
                Microsoft Corp.                                                                  175,000              4,761,750
                Red Hat, Inc. (a)                                                                110,000              3,077,800
                                                                                                            --------------------
                                                                                                                      7,839,550
                                                                                                            --------------------

                WIRELESS TELECOMMUNICATION SERVICES    2.9%
                America Movil S.A. de C.V., Ser L - ADR (Mexico)                                 205,000              7,023,300
                American Tower Corp., Class A (a)                                                230,000              6,973,600
                                                                                                            --------------------
                                                                                                                     13,996,900
                                                                                                            --------------------

                TOTAL LONG-TERM INVESTMENTS    94.6%
                   (Cost $357,651,624)                                                                              450,803,368

                REPURCHASE AGREEMENT    5.7%
                State Street Bank & Trust Co. ($27,216,000 par collateralized by
                U.S. Government obligations in a pooled cash account, interest
                rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at                                             27,216,000
                $27,226,705)                                                                                --------------------
                (Cost $27,216,000)

                TOTAL INVESTMENTS    100.3%
                   (Cost $384,867,624)                                                                              478,019,368





                LIABILITIES IN EXCESS OF OTHER ASSETS    (0.3%)                                                     (1,280,659)
                                                                                                            --------------------

                NET ASSETS    100.0%                                                                               $476,738,709
                                                                                                            ====================
                Percentages are calculated as a percentage of net assets.
     (a)        Non-income producing security as this stock currently does not declare dividends.
     ADR      - American Depositary Receipt



           VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

           PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


                                                                                           NUMBER OF
           DESCRIPTION                                                                      SHARES             VALUE

           COMMON STOCKS    97.8%
           AEROSPACE & DEFENSE    2.6%
           Precision Castparts Corp.                                                        13,700       $        813,780
           United Technologies Corp.                                                        45,600              2,643,432
                                                                                                         -----------------
                                                                                                                3,457,212
                                                                                                         -----------------

           AGRICULTURAL PRODUCTS    0.9%
           Archer-Daniels-Midland Co.                                                       37,500              1,261,875
                                                                                                         -----------------

           AIR FREIGHT & LOGISTICS    1.0%
           FedEx Corp.                                                                      12,300              1,389,162
                                                                                                         -----------------

           AIRLINES    0.6%
           AMR Corp. (a)                                                                    16,000                432,800
           Continental Airlines, Inc., Class B (a)                                          15,400                414,260
                                                                                                         -----------------
                                                                                                                  847,060
                                                                                                         -----------------

           APPAREL, ACCESSORIES & LUXURY GOODS    0.5%
           Coach, Inc. (a)                                                                  20,700                715,806
                                                                                                         -----------------

           APPAREL RETAIL    3.3%
           Abercrombie & Fitch Co., Class A                                                 21,500              1,253,450
           American Eagle Outfitters, Inc.                                                  72,000              2,149,920
           bebe stores, inc.                                                                25,100                462,342
           Pacific Sunwear of California, Inc. (a)                                           7,300                161,768
           The Men's Wearhouse, Inc.                                                        13,500                485,190
                                                                                                         -----------------
                                                                                                                4,512,670
                                                                                                         -----------------

           APPLICATION SOFTWARE    3.6%
           Adobe Systems, Inc. (a)                                                          37,700              1,316,484
           Autodesk, Inc. (a)                                                               16,000                616,320
           Cadence Design Systems, Inc. (a)                                                 32,600                602,774
           Citrix Systems, Inc. (a)                                                         21,400                811,060
           FactSet Research Systems, Inc.                                                    2,100                 93,135
           SAP AG - ADR (Germany)                                                           26,300              1,428,616
                                                                                                         -----------------
                                                                                                                4,868,389
                                                                                                         -----------------

           ASSET MANAGEMENT & CUSTODY BANKS    0.2%
           Ameriprise Financial, Inc.                                                        7,050                317,673
                                                                                                         -----------------


           AUTOMOTIVE RETAIL    0.4%
           O'Reilly Automotive, Inc. (a)                                                    13,500                493,560
                                                                                                         -----------------

           BIOTECHNOLOGY    5.8%
           Amgen, Inc. (a)                                                                   9,000                654,750
           Biogen Idec, Inc. (a)                                                            13,600                640,560
           Celgene Corp. (a)                                                                85,400              3,776,388
           Gilead Sciences, Inc. (a)                                                        44,700              2,781,234
                                                                                                         -----------------
                                                                                                                7,852,932
                                                                                                         -----------------

           CASINOS & GAMING    0.5%
           Penn National Gaming, Inc. (a)                                                   17,400                733,932
                                                                                                         -----------------

           COMMUNICATIONS EQUIPMENT    6.2%
           ADTRAN, Inc.                                                                     28,500                746,130
           Cisco Systems, Inc. (a)                                                          58,500              1,267,695
           Corning, Inc. (a)                                                               103,900              2,795,949
           Harris Corp.                                                                     19,100                903,239
           Motorola, Inc.                                                                   70,600              1,617,446
           QUALCOMM, Inc.                                                                   20,100              1,017,261
                                                                                                         -----------------
                                                                                                                8,347,720
                                                                                                         -----------------

           COMPUTER HARDWARE    1.6%
           Apple Computer, Inc. (a)                                                         21,400              1,342,208
           Hewlett-Packard Co.                                                              25,100                825,790
                                                                                                         -----------------
                                                                                                                2,167,998
                                                                                                         -----------------

           COMPUTER STORAGE & PERIPHERALS    1.2%
           EMC Corp. (a)                                                                    57,600                785,088
           SanDisk Corp. (a)                                                                 6,000                345,120
           Western Digital Corp. (a)                                                        26,000                505,180
                                                                                                         -----------------
                                                                                                                1,635,388
                                                                                                         -----------------

           CONSTRUCTION  & FARM MACHINERY & HEAVY TRUCKS    2.5%
           Caterpillar, Inc.                                                                20,100              1,443,381
           Cummins, Inc.                                                                     5,200                546,520
           Deere & Co.                                                                       9,000                711,450
           Oshkosh Truck Corp.                                                               9,900                616,176
                                                                                                         -----------------
                                                                                                                3,317,527
                                                                                                         -----------------

           CONSTRUCTION MATERIALS    0.4%
           Cemex SA de CV - ADR (Mexico)                                                     8,300                541,824
                                                                                                         -----------------

           CONSUMER FINANCE    1.0%
           American Express Co.                                                             26,050              1,368,927
                                                                                                         -----------------

           DATA PROCESSING & OUTSOURCED SERVICES    2.5%
           Automatic Data Processing, Inc.                                                  18,500                845,080
           Ceridian Corp. (a)                                                               32,000                814,400
           CheckFree Corp. (a)                                                              21,800              1,100,900

           First Data Corp.                                                                 13,200                618,024
                                                                                                         -----------------
                                                                                                                3,378,404
                                                                                                         -----------------

           DEPARTMENT STORES    1.1%
           J.C. Penney Co., Inc.                                                             7,300                440,993
           Nordstrom, Inc.                                                                  28,100              1,100,958
                                                                                                         -----------------
                                                                                                                1,541,951
                                                                                                         -----------------

           DISTILLERS & VINTNERS    1.3%
           Brown-Forman Corp., Class B                                                      22,700              1,747,219
                                                                                                         -----------------

           DIVERSIFIED METALS & MINING    1.5%
           Cameco Corp. (Canada)                                                            17,000                612,000
           Freeport-McMoRan Copper & Gold, Inc., Class B                                    10,300                615,631
           Southern Copper Corp.                                                             9,000                760,320
                                                                                                         -----------------
                                                                                                                1,987,951
                                                                                                         -----------------

           DRUG RETAIL    2.0%
           CVS Corp.                                                                        90,400              2,700,248
                                                                                                         -----------------

           ELECTRICAL COMPONENTS & EQUIPMENT    0.8%
           Rockwell Automation, Inc.                                                        15,000              1,078,650
                                                                                                         -----------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.5%
           Mettler-Toledo International, Inc. (a)                                           10,400                627,536
                                                                                                         -----------------

           ELECTRONIC MANUFACTURING SERVICES    0.8%
           Jabil Circuit, Inc. (a)                                                          24,900              1,067,214
                                                                                                         -----------------

           FOOD RETAIL    0.5%
           Safeway, Inc.                                                                    28,200                708,384
                                                                                                         -----------------

           GENERAL MERCHANDISE STORES    0.3%
           Target Corp.                                                                      8,300                431,683
                                                                                                         -----------------

           HEALTH CARE DISTRIBUTORS    0.8%
           AmerisourceBergen Corp.                                                          21,700              1,047,459
                                                                                                         -----------------

           HEALTH CARE EQUIPMENT    1.1%
           Beckman Coulter, Inc.                                                             6,800                371,076
           Becton, Dickinson & Co.                                                          11,100                683,538
           St. Jude Medical, Inc. (a)                                                        9,700                397,700
                                                                                                         -----------------
                                                                                                                1,452,314
                                                                                                         -----------------

           HEALTH CARE SERVICES    2.3%
           Caremark Rx, Inc. (a)                                                            18,600                914,748
           Express Scripts, Inc. (a)                                                         8,500                747,150
           Laboratory Corp. of America Holdings (a)                                         11,800                690,064
           Medco Health Solutions, Inc. (a)                                                 14,000                801,080
                                                                                                         -----------------
                                                                                                                3,153,042
                                                                                                         -----------------

           HOME FURNISHINGS    0.1%
           Tempur-Pedic International, Inc. (a)                                             10,900                154,235
                                                                                                         -----------------

           HOME IMPROVEMENT RETAIL    0.4%
           Home Depot, Inc.                                                                 14,200                600,660
                                                                                                         -----------------

           HOTELS, RESORTS & CRUISE LINES    1.7%
           Hilton Hotels Corp.                                                              21,600                549,936
           Marriott International, Inc., Class A                                            13,500                926,100
           Starwood Hotels & Resorts Worldwide, Inc., Class B                               12,400                839,852
                                                                                                         -----------------
                                                                                                                2,315,888
                                                                                                         -----------------

           HOUSEHOLD APPLIANCES    0.3%
           The Stanley Works                                                                 8,400                425,544
                                                                                                         -----------------

           HOUSEHOLD PRODUCTS    1.8%
           Procter & Gamble Co.                                                             42,277              2,436,001
                                                                                                         -----------------

           HYPERMARKETS & SUPER CENTERS    0.5%
           Costco Wholesale Corp.                                                           12,400                671,584
                                                                                                         -----------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    0.3%
           TXU Corp.                                                                         7,800                349,128
                                                                                                         -----------------

           INDUSTRIAL CONGLOMERATES    1.4%
           General Electric Co.                                                             54,800              1,905,944
                                                                                                         -----------------

           INDUSTRIAL MACHINERY    1.1%
           Ingersoll-Rand Co. Ltd., Class A (Bermuda)                                       13,700                572,523
           Parker Hannifin Corp.                                                            10,900                878,649
                                                                                                         -----------------
                                                                                                                1,451,172
                                                                                                         -----------------

           INTEGRATED OIL & GAS    0.3%
           Exxon Mobil Corp.                                                                 6,500                395,590
                                                                                                         -----------------

           INTERNET SOFTWARE & SERVICES    2.0%
           eBay, Inc. (a)                                                                   12,100                472,626
           Google, Inc., Class A (a)                                                         2,600              1,014,000
           Openwave Systems, Inc. (a)                                                       32,900                709,982
           Yahoo!, Inc. (a)                                                                 14,500                467,770
                                                                                                         -----------------
                                                                                                                2,664,378
                                                                                                         -----------------

           INVESTMENT BANKING & BROKERAGE    3.9%
           Bear Stearns Cos., Inc.                                                           5,500                762,850
           E*TRADE Financial Corp. (a)                                                      20,200                544,996
           Goldman Sachs Group, Inc.                                                        10,000              1,569,600
           Merrill Lynch & Co., Inc.                                                        29,500              2,323,420
                                                                                                         -----------------
                                                                                                                5,200,866
                                                                                                         -----------------

           IT CONSULTING & OTHER SERVICES    0.9%
           Accenture Ltd., Class A (Bermuda)                                                39,100              1,175,737
                                                                                                         -----------------

           MANAGED HEALTH CARE    6.8%
           Aetna, Inc.                                                                      42,200              2,073,708
           Coventry Health Care, Inc. (a)                                                   23,950              1,292,821
           UnitedHealth Group, Inc.                                                         81,000              4,524,660
           WellPoint, Inc. (a)                                                              16,600              1,285,338
                                                                                                         -----------------
                                                                                                                9,176,527
                                                                                                         -----------------

           MOVIES & ENTERTAINMENT    0.7%
           News Corp., Class A                                                              60,500              1,004,905
                                                                                                         -----------------

           MULTI-LINE INSURANCE    0.7%
           Hanover Insurance Group, Inc.                                                     9,100                477,022
           Unitrin, Inc.                                                                    11,300                525,563
                                                                                                         -----------------
                                                                                                                1,002,585
                                                                                                         -----------------

           OIL & GAS DRILLING    1.2%
           Helmerich & Payne, Inc.                                                           6,600                460,812
           Patterson - UTI Energy, Inc.                                                     17,400                556,104
           Rowan Cos., Inc.                                                                 12,100                531,916
                                                                                                         -----------------
                                                                                                                1,548,832
                                                                                                         -----------------

           OIL & GAS EQUIPMENT & SERVICES    0.7%
           Baker Hughes, Inc.                                                               14,000                957,600
                                                                                                         -----------------

           OIL & GAS EXPLORATION & PRODUCTION    0.9%
           Chesapeake Energy Corp.                                                          15,600                489,996
           XTO Energy, Inc.                                                                 15,400                670,978
                                                                                                         -----------------
                                                                                                                1,160,974
                                                                                                         -----------------

           OIL & GAS REFINING & MARKETING    1.1%
           Sunoco, Inc.                                                                      5,400                418,878
           Tesoro Corp.                                                                      7,900                539,886
           Valero Energy Corp.                                                               9,200                549,976
                                                                                                         -----------------
                                                                                                                1,508,740
                                                                                                         -----------------

           PHARMACEUTICALS    5.4%
           Allergan, Inc.                                                                    8,900                965,650
           Barr Pharmaceuticals, Inc. (a)                                                   23,000              1,448,540
           Endo Pharmaceuticals Holdings, Inc. (a)                                           9,400                308,414
           Forest Laboratories, Inc. (a)                                                    15,000                669,450
           Merck & Co., Inc.                                                                19,600                690,508
           Novartis AG - ADR (Switzerland)                                                  19,400              1,075,536
           Sepracor, Inc. (a)                                                                9,300                453,933
           Wyeth                                                                            35,700              1,732,164
                                                                                                         -----------------
                                                                                                                7,344,195
                                                                                                         -----------------


           RAILROADS    2.6%
           Burlington Northern Santa Fe Corp.                                                7,700                641,641
           CSX Corp.                                                                        16,300                974,740
           Norfolk Southern Corp.                                                           25,100              1,357,157
           Union Pacific Corp.                                                               6,300                588,105
                                                                                                         -----------------
                                                                                                                3,561,643
                                                                                                         -----------------

           RESTAURANTS    1.3%
           Darden Restaurants, Inc.                                                         23,500                964,205
           Sonic Corp. (a)                                                                   3,000                105,390
           Yum! Brands, Inc.                                                                13,100                640,066
                                                                                                         -----------------
                                                                                                                1,709,661
                                                                                                         -----------------

           SEMICONDUCTOR EQUIPMENT    2.5%
           Applied Materials, Inc.                                                          61,700              1,080,367
           ASML Holding N.V. -  ADR (Netherlands) (a)                                       30,300                617,211
           Lam Research Corp. (a)                                                           24,000              1,032,000
           MEMC Electronic Materials, Inc. (a)                                              19,100                705,172
                                                                                                         -----------------
                                                                                                                3,434,750
                                                                                                         -----------------

           SEMICONDUCTORS    3.6%
           Advanced Micro Devices, Inc. (a)                                                 17,100                567,036
           Broadcom Corp., Class A (a)                                                      32,400              1,398,384
           Micron Technology, Inc. (a)                                                      34,000                500,480
           National Semiconductor Corp.                                                     20,400                567,936
           NVIDIA Corp. (a)                                                                 31,600              1,809,416
                                                                                                         -----------------
                                                                                                                4,843,252
                                                                                                         -----------------

           SOFT DRINKS    1.8%
           Pepsi Bottling Group, Inc.                                                       15,000                455,850
           PepsiCo, Inc.                                                                    34,200              1,976,418
                                                                                                         -----------------
                                                                                                                2,432,268
                                                                                                         -----------------

           SPECIALTY STORES    1.8%
           Claire's Stores, Inc.                                                            33,900              1,230,909
           PetSmart, Inc.                                                                    6,700                188,538
           Staples, Inc.                                                                    37,000                944,240
                                                                                                         -----------------
                                                                                                                2,363,687
                                                                                                         -----------------

           STEEL    1.7%
           Allegheny Technologies, Inc.                                                     27,400              1,676,332
           Companhia Vale do Rio Doce - ADR (Brazil)                                        11,300                548,389
                                                                                                         -----------------
                                                                                                                2,224,721
                                                                                                         -----------------

           SYSTEMS SOFTWARE    1.4%
           Microsoft Corp. (b)                                                              71,200              1,937,352
                                                                                                         -----------------

           TECHNOLOGY DISTRIBUTORS    0.4%
           Avnet, Inc. (a)                                                                  20,900                530,442
                                                                                                         -----------------

           THRIFTS & MORTGAGE FINANCE    0.4%
           Radian Group, Inc.                                                                9,300                560,325
                                                                                                         -----------------

           WIRELESS TELECOMMUNICATION SERVICES    0.3%
           American Tower Corp., Class A (a)                                                12,600                382,032
                                                                                                         -----------------

           TOTAL LONG-TERM INVESTMENTS    97.8%
              (Cost $107,434,127)                                                                             132,182,928

           REPURCHASE AGREEMENT    1.4%
           State Street Bank & Trust Co. ($1,918,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest
           rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at                                             1,918,000
           $1,918,754)                                                                                   -----------------
              (Cost $1,918,000)

           TOTAL INVESTMENTS    99.2%
              (Cost $109,352,127)                                                                             134,100,928

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                                        1,064,581
                                                                                                         -----------------

           NET ASSETS    100.0%                                                                          $    135,165,509
                                                                                                         -----------------

           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR      - American Depositary Receipt


FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                                                            UNREALIZED
                                                                                                           APPRECIATION/
                                                                                        CONTRACTS          DEPRECIATION
                                                                                     --------------      -----------------
LONG CONTRACTS:
           S&P 500 Index Futures, June 2006
              (Current Notional Value of $325,825 per contract)                                  5       $         26,350
           S&P Mini 500 Index Futures, June 2006
              (Current Notional Value of $65,165 per contract)                                  25                 (8,296)
                                                                                     --------------      -----------------
                                                                                                30       $         18,054
                                                                                     --------------      -----------------

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

  PAR
 AMOUNT
 (000)                     DESCRIPTION                   COUPON         MATURITY             VALUE
-------   --------------------------------------------   ------   --------------------   ------------
          COLLATERALIZED MORTGAGE OBLIGATIONS 13.7%
$ 1,200   Countrywide Alternative Loan Trust (a)          5.090%        05/25/45         $  1,200,000
  5,400   Countrywide Alternative Loan Trust (Interest
          Only)                                           1.043         02/25/36              277,594
  3,583   Countrywide Alternative Loan Trust (Interest
          Only)                                           1.724         01/25/36              200,997
  1,788   Countrywide Home Loans (Floating Rate)          5.118         03/25/36            1,791,119
  5,762   Countrywide Home Loans (Interest Only) (ARM)    1.385         10/25/34              118,849
  1,250   DSLA Mortgage Loan Trust (Floating Rate)        4.950         04/19/36            1,250,000
    824   Federal Home Loan Mortgage Corp. (Floating
          Rate)                                           5.348         03/15/34              828,452
  1,074   Federal Home Loan Mortgage Corp. (Floating
          Rate) (REMIC)                                   4.968         09/25/35            1,077,991
    649   Federal Home Loan Mortgage Corp. (Interest
          Only)                                           5.000         12/15/16               69,149
    254   Federal Home Loan Mortgage Corp. (Interest
          Only)                                           6.000         05/15/30               10,305
    387   Federal Home Loan Mortgage Corp. (Interest
          Only)                                           6.000         05/01/31               80,613
    340   Federal Home Loan Mortgage Corp. (Interest
          Only)                                           6.500         04/01/28               74,707
    104   Federal Home Loan Mortgage Corp. (Interest
          Only)                                           8.000         06/01/31               22,900
  1,058   Federal Home Loan Mortgage Corp. (Interest
          Only) (REMIC)                                   2.187         06/17/27               42,763
    750   Federal National Mortgage Association           6.022         11/25/10              770,861
  2,758   Federal National Mortgage Association
          (Floating Rate)                                 4.868         11/25/28            2,762,056
    988   Federal National Mortgage Association
          (Floating Rate)                                 5.018         05/25/35              992,248
    905   Federal National Mortgage Association
          (Floating Rate)                                 5.176         12/18/32              913,738
  1,092   Federal National Mortgage Association
          (Interest Only)                                 6.000         07/25/33              206,116
  1,835   Federal National Mortgage Association
          (Interest Only)                                 6.500         05/25/33              387,818
    267   Federal National Mortgage Association
          (Interest Only)                                 6.500         07/01/31               58,768
     73   Federal National Mortgage Association
          (Interest Only)                                 7.000         03/01/32               17,270
     87   Federal National Mortgage Association
          (Interest Only)                                 8.000         05/01/30               19,296
     72   Federal National Mortgage Association
          (Interest Only) (REMIC)                         6.000         08/25/32                9,761
    360   Federal National Mortgage Association
          (Interest Only) (REMIC)                         7.000         04/25/33               80,413
    294   Government National Mortgage Association
          (Interest Only) (REMIC)                         2.649         05/16/32               11,121
    292   Government National Mortgage Association
          (Interest Only) (REMIC)                         3.249         05/16/32               19,213
    312   Government National Mortgage Association
          (Interest Only) (REMIC)                         3.249         04/16/29               17,869
    834   Government National Mortgage Association
          (Interest Only) (REMIC)                         3.649         06/16/27               34,700

  5,522   Greenpoint Mortgage Funding Trust (ARM)
          (Interest Only)                                 2.024         10/25/45              139,779
  4,586   Greenpoint Mortgage Funding Trust (ARM)
          (Interest Only)                                 2.078         08/25/45              151,183
  5,372   Greenpoint Mortgage Funding Trust (ARM)
          (Interest Only)                                 2.073         06/25/45              173,741
      0   Harborview Mortgage Loan Trust (Principal
          Only)                                             *           03/19/37                   13
  6,491   Harborview Mortgage Loan Trust (ARM)
          (Interest Only)                                 1.347         06/19/35              170,390
  4,942   Harborview Mortgage Loan Trust (ARM)
          (Interest Only)                                 1.595         03/19/37              256,359
  6,489   Harborview Mortgage Loan Trust (ARM)
          (Interest Only)                                 1.658         05/19/35              170,333
  9,074   Harborview Mortgage Loan Trust (ARM)
          (Interest Only)                                 1.941         01/19/36              320,416
  3,358   Harborview Mortgage Loan Trust (ARM)
          (Interest Only)                                 2.260         01/19/36              119,556
  1,693   Harborview Mortgage Loan Trust (Floating
          Rate)                                           5.751         01/19/36            1,730,171
  4,662   Indymac Index Mortgage Loan Trust (ARM)
          (Interest Only)                                 1.056         07/25/35              168,981
  1,698   Residential Accredit Loans, Inc. (Floating
          Rate)                                           4.875         02/25/46            1,702,094
  1,125   Structured Asset Securities Corp. (Floating
          Rate) (a)                                       5.030         04/25/45            1,125,000
    922   Washington Mutual (ARM)                         5.158         11/25/45              926,809
  1,063   Washington Mutual (ARM)                         5.178         07/25/45            1,065,717
  8,143   Washington Mutual (ARM) (Interest Only)         1.013         10/25/44              142,506
  5,630   Washington Mutual (ARM) (Interest Only)         0.685         07/25/44              105,571
  3,283   Washington Mutual (ARM) (Interest Only)         0.687         06/25/44               61,554
    975   Washington Mutual (Floating Rate)               4.691         04/25/36              975,000
  1,050   Washington Mutual (Floating Rate) (a)           5.000         05/25/45            1,048,244
                                                                                         ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                  23,900,104
                                                                                         ------------

          MORTGAGE BACKED SECURITIES 33.2%
     62   Federal Home Loan Mortgage Corp.                6.000   06/01/29 to 09/01/29         62,478
     54   Federal Home Loan Mortgage Corp.                6.500         06/01/29               54,939
  1,550   Federal Home Loan Mortgage Corp.                7.500   08/01/24 to 09/01/31      1,620,880
      6   Federal Home Loan Mortgage Corp.                8.000         09/01/24                5,987
    304   Federal Home Loan Mortgage Corp. (ARM)          3.542         07/01/34              296,934
    702   Federal Home Loan Mortgage Corp. (ARM)          4.150         08/01/34              694,131
  3,525   Federal Home Loan Mortgage Corp., April         5.500            TBA              3,501,869
    136   Federal National Mortgage Association           6.000   01/01/14 to 06/01/14        137,916
  1,616   Federal National Mortgage Association           6.500   06/01/09 to 08/01/34      1,651,124
 21,078   Federal National Mortgage Association           7.000   07/01/10 to 01/01/36     21,722,572
  1,785   Federal National Mortgage Association           7.500   02/01/23 to 04/01/32      1,865,329
     19   Federal National Mortgage Association           8.000   06/01/24 to 10/01/24         20,236
     18   Federal National Mortgage Association          10.000         04/01/21               19,419
     38   Federal National Mortgage Association          11.000         11/01/20               41,907
  2,125   Federal National Mortgage Association (a)       0.250         04/25/36            2,194,727
  3,325   Federal National Mortgage Association (ARM)     2.236         04/01/36            3,472,027
  1,700   Federal National Mortgage Association (ARM)     3.267         03/01/36            1,744,891
    309   Federal National Mortgage Association (ARM)     3.568         07/01/34              306,027
    429   Federal National Mortgage Association (ARM)     4.114         09/01/34              424,581
    363   Federal National Mortgage Association (ARM)     4.143         10/01/34              362,623
    378   Federal National Mortgage Association (ARM)     4.251         10/01/34              374,799
  1,362   Federal National Mortgage Association (ARM)     4.330         02/01/34            1,343,603
    743   Federal National Mortgage Association (ARM)     4.648         07/01/33              743,119
  1,902   Federal National Mortgage Association (ARM)     5.386         03/01/36            1,944,032
  1,602   Federal National Mortgage Association (ARM)     5.661         03/01/36            1,651,172
    975   Federal National Mortgage Association (REMIC)   5.269         05/28/35              978,180

    255   Federal National Mortgage Association (REMIC)   5.280         05/28/35              256,086
  8,000   Federal National Mortgage Association, April    6.000            TBA              8,107,504
    300   Federal National Mortgage Association, April    7.000            TBA                309,000
  1,600   Federal National Mortgage Association, April    4.500            TBA              1,476,000
     99   Government National Mortgage Association        6.500   05/15/23 to 03/15/29        103,307
    195   Government National Mortgage Association        7.000   04/15/23 to 11/15/27        203,332
     34   Government National Mortgage Association        7.500   12/15/21 to 06/15/24         36,093
     24   Government National Mortgage Association        8.000   05/15/17 to 01/15/23         25,343
      8   Government National Mortgage Association        8.500         07/15/17                8,839
     52   Government National Mortgage Association        9.500   06/15/09 to 10/15/09         54,259
      3   Government National Mortgage Association       11.000         09/15/10                2,931
                                                                                         ------------
TOTAL MORTGAGE BACKED SECURITIES                                                           57,818,196
                                                                                         ------------

          UNITED STATES GOVERNMENT AGENCY
          OBLIGATIONS 7.3%
  4,400   Federal Home Loan Bank                          3.000         04/15/09            4,142,499
  3,150   Federal Home Loan Mortgage Corp.                6.625         09/15/09            3,298,825
    350   Federal National Mortgage Association           7.125         06/15/10              376,165
  1,985   Financing Corp.                                 9.650         11/02/18            2,758,098
    700   Financing Corp.                                 9.800         04/06/18              973,695
    960   Tennessee Valley Authority, Ser G               7.125         05/01/30            1,192,567
                                                                                         ------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                          12,741,849
                                                                                         ------------

          UNITED STATES TREASURY OBLIGATIONS 28.9%
  4,250   United States Treasury Bonds                    5.250         11/15/28            4,365,218
    300   United States Treasury Bonds                    6.125         08/15/29              344,039
  1,500   United States Treasury Bonds                    7.625         11/15/22            1,925,978
  1,650   United States Treasury Bonds                    7.625         02/15/25            2,157,246
  1,000   United States Treasury Bonds                    8.000         11/15/21            1,313,907
  1,800   United States Treasury Bonds                    8.125         08/15/19            2,336,344
  8,520   United States Treasury Bonds                    8.125         08/15/21           11,278,350
    800   United States Treasury Bonds                    8.750         08/15/20            1,099,063
  1,250   United States Treasury Bonds                    9.250         02/15/16            1,669,923
    700   United States Treasury Bonds                   12.000         08/15/13              811,426
    350   United States Treasury Bonds                   10.375         11/15/12              379,736
  1,900   United States Treasury Bonds
          (Interest Only)                                   *           02/15/27              667,022
  1,500   United States Treasury Notes                    3.500         11/15/06            1,487,814
    500   United States Treasury Notes                    4.750         11/15/08              499,102
  5,700   United States Treasury Notes                    4.750         05/15/14            5,651,909
  6,100   United States Treasury Notes                    5.000         08/15/11            6,155,522
  7,100   United States Treasury Notes (a)                3.875         02/15/13            6,696,748
  3,750   United States Treasury Notes
          (Interest Only)                                   *           02/15/25            1,442,100
                                                                                         ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS                                                   50,281,447
                                                                                         ------------
TOTAL LONG-TERM INVESTMENTS 83.1%
   (Cost $145,387,607)                                                                    144,741,596
                                                                                         ------------

SHORT-TERM INVESTMENTS 33.0%

REPURCHASE AGREEMENT 28.7%
          State Street Bank & Trust Co. ($49,981,000
          par collateralized by U.S. Government
          obligations in a pooled cash account,
          interest rate of 4.72%, dated 03/31/06, to
          be sold on 04/03/06 at $50,000,659)                                              49,981,000
                                                                                         ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.3%

          Federal Home Loan Discount Note ($3,215,000
          par, yielding 4.674%, 06/30/06 maturity)                                          3,177,867
          Federal National Mortgage Association
          Discount Note ($3,685,000 par, yielding
          4.674%, 06/30/06 maturity)                                                        3,642,438
          United States Treasury Bills ($550,000 par,
          yielding 4.313%, 07/13/06 maturity) (b)                                             543,296
                                                                                         ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                    7,363,601
                                                                                         ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $57,344,601)                                                                      57,344,601
                                                                                         ------------
TOTAL INVESTMENTS 116.1%
   (Cost $202,732,208)                                                                    202,086,197

LIABILITIES IN EXCESS OF OTHER ASSETS (16.1%)                                             (28,021,818)
                                                                                         ------------
NET ASSETS 100.0%                                                                        $174,064,379
                                                                                         ============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  Securities purchased on a when-issued delayed delivery basis.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

ARM     -  Adjustable Rate Mortgage
REMIC   -  Real Estate Mortgage Investment Conduits
TBA     -  To be announced, maturity date has not been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS    DEPRECIATION
                                                       ---------   -------------
LONG CONTRACTS:
   U.S. Treasury Bonds -- June 2006 (Current
      Notional Value of $109,156 per contract)            146        $(525,198)
   5-Year U.S. Treasury Notes -- June 2006 (Current
      Notional Value of $104,438 per contract)             63          (35,557)

SHORT CONTRACTS:
   10-Year U.S. Treasury Notes -- June 2006 (Current
      Notional Value of $106,390 per contract)             61           32,246
   2-Year U.S. Treasury Notes -- June 2006 (Current
      Notional Value of $203,859 per contract)             83           48,678
                                                          ---        ---------
                                                          353        $(479,831)
                                                          ===        =========

       VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

       PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)



                                                                                           NUMBER OF
       DESCRIPTION                                                                          SHARES                     VALUE

       COMMON STOCKS    93.4%
       AEROSPACE & DEFENSE    2.1%
       Northrop Grumman Corp.                                                               256,450               $   17,512,971
       Raytheon Co.                                                                         391,000                   17,923,440
                                                                                                            ---------------------
                                                                                                                      35,436,411
                                                                                                            ---------------------

       ASSET MANAGEMENT & CUSTODY BANKS    1.1%
       State Street Corp.                                                                   304,310                   18,389,453
                                                                                                            ---------------------

       AUTOMOBILE MANUFACTURERS    0.9%
       Honda Motor Co., Ltd. - ADR (Japan)                                                  477,000                   14,767,920
                                                                                                            ---------------------

       BIOTECHNOLOGY    1.4%
       Applera Corp. - Applied Biosystems Group                                             247,470                    6,716,336
       Chiron Corp. (a)                                                                     377,750                   17,304,728
                                                                                                            ---------------------
                                                                                                                      24,021,064
                                                                                                            ---------------------

       BROADCASTING & CABLE TV    2.0%
       CBS Corp., Class B                                                                    83,150                    1,993,937
       Clear Channel Communications, Inc.                                                 1,065,890                   30,921,469
                                                                                                            ---------------------
                                                                                                                      32,915,406
                                                                                                            ---------------------

       COMMUNICATIONS EQUIPMENT    0.6%
       Motorola, Inc.                                                                       413,200                    9,466,412
                                                                                                            ---------------------

       COMPUTER HARDWARE    0.4%
       Hewlett-Packard Co.                                                                  223,450                    7,351,505
                                                                                                            ---------------------

       DEPARTMENT STORES    0.9%
       Kohl's Corp. (a)                                                                     282,580                   14,979,566
                                                                                                            ---------------------

       DISTILLERS & VINTNERS    0.8%
       Diageo PLC - ADR (United Kingdom)                                                    208,190                   13,205,492
                                                                                                            ---------------------

       DIVERSIFIED BANKS    1.6%
       Bank of America Corp.                                                                601,284                   27,382,473
                                                                                                            ---------------------

       DIVERSIFIED CHEMICALS    3.7%
       Bayer AG - ADR (Germany)                                                           1,096,450                   43,912,823
       Dow Chemical Co.                                                                      77,860                    3,161,116
       Du Pont (E.I.) de Nemours & Co.                                                      346,540                   14,627,453
                                                                                                            ---------------------
                                                                                                                      61,701,392
                                                                                                            ---------------------

       ELECTRIC UTILITIES    3.1%
       American Electric Power Co., Inc.                                                    422,720                   14,380,934
       Entergy Corp.                                                                        305,550                   21,064,617
       FirstEnergy Corp.                                                                    330,710                   16,171,719
                                                                                                            ---------------------
                                                                                                                      51,617,270
                                                                                                            ---------------------

       GOLD    1.6%
       Newmont Mining Corp.                                                                 499,180                   25,902,450
                                                                                                            ---------------------

       HEALTH CARE SUPPLIES    0.8%
       Bausch & Lomb, Inc.                                                                  212,650                   13,545,805
                                                                                                            ---------------------

       HOUSEHOLD PRODUCTS    0.8%
       Procter & Gamble Co.                                                                 217,150                   12,512,183
                                                                                                            ---------------------

       HYPERMARKETS & SUPER CENTERS    1.5%
       Wal-Mart Stores, Inc.                                                                517,580                   24,450,479
                                                                                                            ---------------------

       INDUSTRIAL CONGLOMERATES    4.2%
       General Electric Co.                                                               1,208,220                   42,021,892
       Siemens AG - ADR (Germany)                                                           305,650                   28,477,411
                                                                                                            ---------------------
                                                                                                                      70,499,303
                                                                                                            ---------------------

       INDUSTRIAL MACHINERY    0.8%
       Ingersoll-Rand Co., Ltd., Class A (Bermuda)                                          333,980                   13,957,024
                                                                                                            ---------------------

       INSURANCE BROKERS    1.6%
       Marsh & McLennan Cos., Inc.                                                          928,180                   27,251,365
                                                                                                            ---------------------

       INTEGRATED OIL & GAS    5.2%
       BP PLC - ADR (United Kingdom)                                                        359,960                   24,815,642
       ConocoPhillips                                                                       405,300                   25,594,695
       Exxon Mobil Corp.                                                                    171,190                   10,418,623
       Royal Dutch Shell PLC, Class A - ADR (United Kingdom)                                411,620                   25,627,461
                                                                                                            ---------------------
                                                                                                                      86,456,421
                                                                                                            ---------------------

       INTEGRATED TELECOMMUNICATION SERVICES    5.6%
       France Telecom - ADR (France)                                                        723,990                   16,275,295
       Sprint Nextel Corp.                                                                1,638,284                   42,333,259
       Verizon Communications, Inc.                                                         997,196                   33,964,496
                                                                                                            ---------------------
                                                                                                                      92,573,050
                                                                                                            ---------------------

       INVESTMENT BANKING & BROKERAGE    4.7%
       Charles Schwab Corp.                                                               1,562,920                   26,897,853
       Goldman Sachs Group, Inc.                                                             69,340                   10,883,606
       Merrill Lynch & Co., Inc.                                                            515,860                   40,629,134
                                                                                                            ---------------------
                                                                                                                      78,410,593
                                                                                                            ---------------------

       LIFE & HEALTH INSURANCE    0.5%
       Aegon N.V. (Netherlands)                                                             414,890                    7,646,423
                                                                                                            ---------------------

       MANAGED HEALTH CARE    1.5%
       Cigna Corp.                                                                          194,310                   25,380,772
                                                                                                            ---------------------

       MOVIES & ENTERTAINMENT    4.9%
       Time Warner, Inc.                                                                  2,198,560                   36,913,822
       Viacom, Inc., Class B (a)                                                            450,070                   17,462,716
       Walt Disney Co.                                                                      988,560                   27,570,938
                                                                                                            ---------------------
                                                                                                                      81,947,476
                                                                                                            ---------------------

       MULTI-LINE INSURANCE    0.9%
       Hartford Financial Services Group, Inc.                                              181,290                   14,602,910
                                                                                                            ---------------------

       OIL & GAS EQUIPMENT & SERVICES    2.1%
       Schlumberger, Ltd. (Netherlands Antilles)                                            274,510                   34,744,731
                                                                                                            ---------------------

       OTHER DIVERSIFIED FINANCIAL SERVICES    5.9%
       Citigroup, Inc.                                                                      953,060                   45,013,024
       J.P. Morgan Chase & Co.                                                            1,274,937                   53,088,377
                                                                                                            ---------------------
                                                                                                                      98,101,401
                                                                                                            ---------------------

       PACKAGED FOODS & MEATS    3.3%
       Cadbury Schweppes PLC - ADR (United Kingdom)                                         408,010                   16,320,400
       Unilever N.V. (Netherlands)                                                          547,990                   37,931,868
                                                                                                            ---------------------
                                                                                                                      54,252,268
                                                                                                            ---------------------

       PERSONAL PRODUCTS    0.2%
       Avon Products, Inc.                                                                  129,560                    4,038,385
                                                                                                            ---------------------

       PHARMACEUTICALS    13.6%
       Abbott Laboratories                                                                  443,190                   18,822,279
       Bristol-Myers Squibb Co.                                                           1,479,840                   36,418,862
       Eli Lilly & Co.                                                                      501,940                   27,757,282
       GlaxoSmithKline PLC - ADR (United Kingdom)                                           290,280                   15,184,547
       Pfizer, Inc.                                                                       1,084,970                   27,037,452
       Roche Holdings AG - ADR (Switzerland)                                                448,080                   33,275,541
       Sanofi Aventis - ADR (France)                                                        298,260                   14,166,932
       Schering-Plough Corp.                                                              1,577,610                   29,958,814
       Wyeth                                                                                475,620                   23,077,082
                                                                                                            ---------------------
                                                                                                                     225,698,791
                                                                                                            ---------------------

       PROPERTY & CASUALTY    4.1%
       ACE, Ltd. (Cayman Islands)                                                            42,660                    2,218,747
       Chubb Corp.                                                                          262,140                   25,018,642
       Saint Paul Travelers Cos., Inc.                                                      648,880                   27,116,695
       XL Capital, Ltd. (Cayman Islands)                                                    209,130                   13,407,324
                                                                                                            ---------------------
                                                                                                                      67,761,408
                                                                                                            ---------------------

       REGIONAL BANKS    1.3%
       Fifth Third Bancorp                                                                   99,650                    3,922,224
       PNC Financial Services Group, Inc.                                                   272,900                   18,368,899
                                                                                                            ---------------------
                                                                                                                      22,291,123
                                                                                                            ---------------------

       RESTAURANTS    0.5%
       McDonald's Corp.                                                                     235,020                    8,075,287
                                                                                                            ---------------------

       SEMICONDUCTORS    1.5%
       Intel Corp.                                                                          637,480                   12,335,238
       Micron Technology, Inc. (a)                                                          899,160                   13,235,635
                                                                                                            ---------------------
                                                                                                                      25,570,873
                                                                                                            ---------------------

       SOFT DRINKS    1.5%
       Coca-Cola Co.                                                                        590,840                   24,738,471
                                                                                                            ---------------------

       SPECIALTY CHEMICALS    0.2%
       Lanxess AG (Germany) (a)                                                              99,435                    3,736,713
                                                                                                            ---------------------

       SPECIALTY STORES    0.4%
       Office Depot, Inc. (a)                                                               182,630                    6,801,141
                                                                                                            ---------------------

       SYSTEMS SOFTWARE    1.8%
       Symantec Corp. (a)                                                                 1,748,380                   29,425,235
                                                                                                            ---------------------

       THRIFTS & MORTGAGE FINANCE    2.8%
       Freddie Mac                                                                          496,670                   30,296,870
       MGIC Investment Corp.                                                                151,810                   10,115,100
       PMI Group, Inc.                                                                      125,530                    5,764,338
                                                                                                            ---------------------
                                                                                                                      46,176,308
                                                                                                            ---------------------

       TOBACCO    1.0%
       Altria Group, Inc.                                                                   230,280                   16,317,641
                                                                                                            ---------------------

       TOTAL LONG-TERM INVESTMENTS    93.4%
          (Cost $1,342,946,150)                                                                                    1,554,100,394

       REPURCHASE AGREEMENT    6.4%
       State Street Bank & Trust Co. ($106,789,000 par collateralized by U.S. Government obligations in a pooled cash account,
       interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06
       at $106,831,004)                                                                                              106,789,000
          (Cost $106,789,000)                                                                               ---------------------

       TOTAL INVESTMENTS    99.8%
          (Cost $1,449,735,150)                                                                                    1,660,889,394

       OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                   4,095,785
                                                                                                            ---------------------

       NET ASSETS    100.0%                                                                                       $1,664,985,179
                                                                                                            =====================

       Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR  - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)



PAR                                                                     YIELD ON
AMOUNT                                                      MATURITY     DATE OF       AMORTIZED
(000)       Description                                       Date       Purchase        Cost
            COMMERCIAL PAPER    71.8%
$4,000      American Express Credit Corp.                   04/12/06      4.561%      $ 3,994,463
 4,000      American General Finance Corp.                  05/15/06      4.666         3,977,462
 4,000      American Honda Finance Corp.                    04/04/06      4.545         3,998,497
 3,500      ANZ (Delaware), Inc.                            05/08/06      4.654         3,483,453
 4,000      CIT Group, Inc.                                 04/10/06      4.596         3,995,440
   500      DaimlerChrysler Revolving Auto Conduit LLC      04/18/06      4.776           498,876
 1,000      DNB Norbank ASA                                 04/28/06      4.547           996,632
 1,900      HBOS Treasury Services Plc                      05/17/06      4.806         1,888,419
 4,000      HSBC Finance Corp.                              04/17/06      4.671         3,991,733
 3,400      Merrill Lynch & Co., Inc.                       04/07/06      4.776         3,397,297
 3,900      MetLife Funding, Inc.                           06/21/06      4.854         3,857,880
 3,000      Mortgage Interest Networking Trust              04/03/06      4.754         2,999,208
 2,500      New Center Asset Trust                          04/03/06      4.842         2,499,328
 2,390      Nordea North America, Inc.                      04/06/06      4.618         2,388,473
 1,250      Nordea North America, Inc.                      05/25/06      4.841         1,241,000
 1,800      Siemens Capital Co.                             05/05/06      4.626         1,792,214
 4,000      Societe Generale NA, Inc.                       04/20/06      4.551         3,990,500
   500      Spintab AB                                      04/13/06      4.671           499,225
 1,000      Spintab AB                                      05/15/06      4.742           994,256
 4,000      State Street Corp.                              04/05/06      4.587         3,997,969
 2,500      Toyota Motor Credit Corp.                       05/16/06      4.790         2,485,125
                                                                                     ------------
            TOTAL COMMERCIAL PAPER                                                     56,967,450
                                                                                     ------------

            FLOATING RATE NOTES 14.8%
 2,000      Citigroup, Inc.                                 05/19/06      4.895*        2,000,433
 4,000      Fifth Third Bancorp                             08/03/06      4.620*        3,999,515
 3,750      U.S. Bank, NA Cincinnati                        09/29/06      4.932*        3,750,097
 2,000      Wells Fargo & Co.                               06/12/06      4.981*        2,000,472
                                                                                     ------------
            TOTAL FLOATING RATE NOTES                                                  11,750,517
                                                                                     ------------

            CERTIFICATES OF DEPOSIT    8.8%
 2,000      Citigroup, Inc. (Floating Rate)                 09/01/06      4.920*        2,001,038
 3,000      First Tennessee Bank, NA                        05/23/06      4.820         3,000,000
 1,960      Wells Fargo Bank, NA (Floating Rate)            07/24/06      4.749*        1,959,897
                                                                                     ------------
            TOTAL CERTIFICATES OF DEPOSIT                                               6,960,935
                                                                                     ------------


             U.S. GOVERNMENT AGENCY OBLIGATIONS    3.8%
   3,000     Federal Home Loan Banks (Floating Rate)                         12/13/06       4.770*          2,999,965
                                                                                                          -----------


             TOTAL INVESTMENTS    99.2%  (a)                                                               78,678,867

             OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                                    654,312
                                                                                                          -----------

             NET ASSETS    100.0%                                                                         $79,333,179
                                                                                                          ===========


             Percentages are calculated as a percentage of net assets.



             *    Yield in effect as of March 31, 2006.

             (a) At March 31, 2006, cost is identical for both book and federal income tax purposes.


           VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

           PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)



                                                                                       NUMBER OF
           DESCRIPTION                                                                  SHARES             VALUE

           COMMON STOCKS    98.1%
           AEROSPACE & DEFENSE    1.8%
           Ceradyne, Inc. (a)                                                            6,510         $    324,849
           Precision Castparts Corp.                                                     9,210              547,074
                                                                                                       -------------
                                                                                                            871,923
                                                                                                       -------------

           AIR FREIGHT & LOGISTICS    1.1%
           C.H. Robinson Worldwide, Inc.                                                11,150              547,353
                                                                                                       -------------

           APPAREL, ACCESSORIES & LUXURY GOODS    2.6%
           Carter's, Inc. (a)                                                            4,640              313,154
           Coach, Inc. (a)                                                              15,340              530,457
           Polo Ralph Lauren Corp.                                                       6,520              395,177
                                                                                                       -------------
                                                                                                          1,238,788
                                                                                                       -------------

           APPAREL RETAIL    4.6%
           Abercrombie & Fitch Co., Class A                                              8,110              472,813
           AnnTaylor Stores Corp. (a)                                                   12,870              473,487
           Chico's FAS, Inc. (a)                                                         9,590              389,738
           Dress Barn, Inc. (a)                                                          4,930              236,393
           Guess?, Inc. (a)                                                              9,630              376,629
           The Men's Wearhouse, Inc.                                                     6,500              233,610
                                                                                                       -------------
                                                                                                          2,182,670
                                                                                                       -------------

           APPLICATION SOFTWARE    1.0%
           Salesforce.com, Inc. (a)                                                     13,000              472,290
                                                                                                       -------------

           ASSET MANAGEMENT & CUSTODY BANKS    3.6%
           Affiliated Managers Group, Inc. (a)                                           4,600              490,406
           Janus Capital Group, Inc.                                                    19,310              447,413
           Legg Mason, Inc.                                                              6,140              769,526
                                                                                                       -------------
                                                                                                          1,707,345
                                                                                                       -------------

           BIOTECHNOLOGY    4.2%
           Celgene Corp. (a)                                                            12,360              546,559
           Neurocrine Biosciences, Inc. (a)                                              6,140              396,276
           United Therapeutics Corp. (a)                                                 9,210              610,439
           Vertex Pharmaceuticals, Inc. (a)                                             12,880              471,279
                                                                                                       -------------
                                                                                                          2,024,553
                                                                                                       -------------

           BUILDING PRODUCTS    0.6%
           USG Corp. (a)                                                                 3,180              301,973
                                                                                                       -------------

           CASINOS & GAMING    2.5%
           International Game Technology                                                12,740              448,703
           Penn National Gaming, Inc. (a)                                                9,210              388,478
           Station Casinos, Inc.                                                         4,600              365,102
                                                                                                       -------------
                                                                                                          1,202,283
                                                                                                       -------------

           CATALOG RETAIL    0.7%
           Coldwater Creek, Inc. (a)                                                    11,420              317,476
                                                                                                       -------------

           COMMUNICATIONS EQUIPMENT    3.1%
           Comverse Technology, Inc. (a)                                                 9,210              216,711
           F5 Networks, Inc. (a)                                                         4,930              357,376
           Harris Corp.                                                                  9,210              435,541
           QUALCOMM, Inc.                                                                9,620              486,868
                                                                                                       -------------
                                                                                                          1,496,496
                                                                                                       -------------

           COMPUTER & ELECTRONICS RETAIL    0.8%
           Circuit City Stores, Inc.                                                    16,370              400,738
                                                                                                       -------------

           COMPUTER HARDWARE    1.2%
           Apple Computer, Inc. (a)                                                      9,210              577,651
                                                                                                       -------------

           COMPUTER STORAGE & PERIPHERALS    1.4%
           Komag, Inc. (a)                                                               6,450              307,020
           QLogic Corp. (a)                                                             19,700              381,195
                                                                                                       -------------
                                                                                                            688,215
                                                                                                       -------------

           CONSTRUCTION & ENGINEERING    0.6%
           Shaw Group, Inc. (a)                                                          9,670              293,968
                                                                                                       -------------

           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
           2.6%
           JLG Industries, Inc.                                                         12,280              378,101
           Joy Global, Inc.                                                              7,825              467,700
           Oshkosh Truck Corp.                                                           6,560              408,294
                                                                                                       -------------
                                                                                                          1,254,095
                                                                                                       -------------

           CONSTRUCTION MATERIALS    0.7%
           Martin Marietta Materials, Inc.                                               3,070              328,582
                                                                                                       -------------

           DATA PROCESSING & OUTSOURCED SERVICES    1.7%
           Global Payments, Inc.                                                         9,210              488,222
           Paychex, Inc.                                                                 7,700              320,782
                                                                                                       -------------
                                                                                                            809,004
                                                                                                       -------------

           DEPARTMENT STORES    0.9%
           Nordstrom, Inc.                                                              11,320              443,518
                                                                                                       -------------

           DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES    0.7%
           Corporate Executive Board Co.                                                 3,130              315,817

           DIVERSIFIED METALS & MINING    2.0%
           Freeport-McMoRan Copper & Gold, Inc., Class B                                 7,930              473,976
           Peabody Energy Corp.                                                          9,200              463,772
                                                                                                       -------------
                                                                                                            937,748
                                                                                                       -------------

           ELECTRICAL COMPONENTS & EQUIPMENT    1.8%
           Emerson Electric Co.                                                          4,620              386,371
           Rockwell Automation, Inc.                                                     6,390              459,505
                                                                                                       -------------
                                                                                                            845,876
                                                                                                       -------------

           ELECTRONIC MANUFACTURING SERVICES    2.1%
           Jabil Circuit, Inc. (a)                                                       9,210              394,741
           Molex, Inc.                                                                   9,390              311,748
           Multi-Fineline Electronix, Inc. (a)                                           4,960              290,110
                                                                                                       -------------
                                                                                                            996,599
                                                                                                       -------------

           GAS UTILITIES    0.9%
           Questar Corp.                                                                 6,140              430,107
                                                                                                       -------------

           HEALTH CARE EQUIPMENT    3.1%
           Hologic, Inc. (a)                                                            11,190              619,366
           Mentor Corp.                                                                 11,690              529,674
           Ventana Medical Systems, Inc. (a)                                             7,670              320,376
                                                                                                       -------------
                                                                                                          1,469,416
                                                                                                       -------------

           HEALTH CARE FACILITIES    1.4%
           Brookdale Senior Living, Inc.                                                 7,100              268,025
           Community Health Systems, Inc. (a)                                           10,740              388,251
                                                                                                       -------------
                                                                                                            656,276
                                                                                                       -------------

           HEALTH CARE SERVICES    2.6%
           DaVita, Inc. (a)                                                              7,880              474,455
           Omnicare, Inc.                                                               13,810              759,412
                                                                                                       -------------
                                                                                                          1,233,867
                                                                                                       -------------

           HOTELS, RESORTS & CRUISE LINES    2.2%
           Gaylord Entertainment Co. (a)                                                 6,140              278,633
           Marriott International, Inc., Class A                                         6,520              447,272
           Orient-Express Hotels Ltd., Class A (Bermuda)                                 8,150              319,724
                                                                                                       -------------
                                                                                                          1,045,629
                                                                                                       -------------

           HUMAN RESOURCE & EMPLOYMENT SERVICES    1.0%
           Monster Worldwide, Inc. (a)                                                   9,220              459,709
                                                                                                       -------------

           INDUSTRIAL CONGLOMERATES    0.9%
           Walter Industries, Inc.                                                       6,140              409,047
                                                                                                       -------------

           INTEGRATED TELECOMMUNICATION SERVICES    0.9%
           NeuStar, Inc., Class A (a)                                                   13,770              426,870
                                                                                                       -------------

           INTERNET RETAIL    0.8%
           Nutri/System, Inc. (a)                                                        8,150              387,288
                                                                                                       -------------

           INTERNET SOFTWARE & SERVICES    3.7%
           Akamai Technologies, Inc. (a)                                                15,980              525,582
           aQuantive, Inc. (a)                                                          15,340              361,104
           eBay, Inc. (a)                                                               16,050              626,913
           ValueClick, Inc. (a)                                                         16,240              274,781
                                                                                                       -------------
                                                                                                          1,788,380
                                                                                                       -------------

           INVESTMENT BANKING & BROKERAGE    2.7%
           Bear Stearns Co., Inc.                                                        3,070              425,809
           Charles Schwab Corp.                                                         24,550              422,505
           Investment Technology Group, Inc. (a)                                         9,240              460,152
                                                                                                       -------------
                                                                                                          1,308,466
                                                                                                       -------------

           IT CONSULTING & OTHER SERVICES    1.4%
           Cognizant Technology Solutions Corp., Class A (a)                             6,450              383,711
           Satyam Computer Services Ltd. - ADR (India)                                   6,140              268,686
                                                                                                       -------------
                                                                                                            652,397
                                                                                                       -------------

           MANAGED HEALTH CARE    1.2%
           Sierra Health Services, Inc. (a)                                              7,080              288,156
           WellPoint, Inc. (a)                                                           3,720              288,040
                                                                                                       -------------
                                                                                                            576,196
                                                                                                       -------------

           MULTI-LINE INSURANCE    0.8%
           Assurant, Inc.                                                                7,670              377,748
                                                                                                       -------------

           OIL & GAS DRILLING    1.1%
           Pride International, Inc. (a)                                                16,280              507,610
                                                                                                       -------------

           OIL & GAS EQUIPMENT & SERVICES    1.6%
           Grant Prideco, Inc. (a)                                                       9,630              412,549
           Helix Energy Solutions Group, Inc. (a)                                        9,900              375,210
                                                                                                       -------------
                                                                                                            787,759
                                                                                                       -------------

           OIL & GAS EXPLORATION & PRODUCTION    2.1%
           St. Mary Land & Exploration Co.                                               6,060              247,430
           Ultra Petroleum Corp. (a)                                                    12,380              771,398
                                                                                                       -------------
                                                                                                          1,018,828
                                                                                                       -------------

           OIL & GAS REFINING & MARKETING    1.0%
           Frontier Oil Corp.                                                            8,310              493,199
                                                                                                       -------------

           PHARMACEUTICALS    6.0%
           Forest Laboratories, Inc. (a)                                                10,630              474,417
           Medicis Pharmaceutical Corp., Class A                                        15,770              514,102
           New River Pharmaceuticals, Inc. (a)                                          18,420              611,728
           Roche Holding AG - ADR (Switzerland)                                          4,700              349,034
           Shire PLC - ADR (United Kingdom)                                             19,170              891,213
                                                                                                       -------------
                                                                                                          2,840,494
                                                                                                       -------------

           PUBLISHING    0.7%
           Getty Images, Inc. (a)                                                        4,600              344,448
                                                                                                       -------------

           RAILROADS    1.1%
           Burlington Northern Santa Fe Corp.                                            6,140              511,646
                                                                                                       -------------

           REAL ESTATE MANAGEMENT & DEVELOPMENT    1.1%
           CB Richard Ellis Group, Inc., Class A (a)                                     6,400              516,480
                                                                                                       -------------

           RESTAURANTS    1.7%
           Darden Restaurants, Inc.                                                      6,490              266,285
           Panera Bread Co., Class A (a)                                                 3,240              243,583
           Ruby Tuesday, Inc.                                                            9,700              311,176
                                                                                                       -------------
                                                                                                            821,044
                                                                                                       -------------

           SEMICONDUCTORS    4.9%
           Advanced Micro Devices, Inc. (a)                                              9,210              305,404
           Atheros Communications (a)                                                    9,830              257,448
           Broadcom Corp., Class A (a)                                                  13,020              561,943
           Intersil Corp., Class A                                                      12,270              354,848
           Marvell Technology Group Ltd. (Bermuda) (a)                                   9,250              500,425
           SiRF Technology Holdings, Inc. (a)                                            9,750              345,248
                                                                                                       -------------
                                                                                                          2,325,316
                                                                                                       -------------

           SOFT DRINKS    0.9%
           Hansen Natural Corp. (a)                                                      3,300              415,965
                                                                                                       -------------

           SPECIALIZED FINANCE    2.3%
           Chicago Mercantile Exchange Holdings, Inc.                                    1,590              711,525
           Nasdaq Stock Market, Inc. (a)                                                 9,700              388,388
                                                                                                       -------------
                                                                                                          1,099,913
                                                                                                       -------------

           SPECIALTY STORES    1.6%
           Office Depot, Inc. (a)                                                        9,210              342,980
           Tractor Supply Co. (a)                                                        6,140              407,328
                                                                                                       -------------
                                                                                                            750,308
                                                                                                       -------------

           STEEL    1.0%
           Nucor Corp.                                                                   4,600              482,034
                                                                                                       -------------

           SYSTEMS SOFTWARE    1.1%
           Red Hat, Inc. (a)                                                            18,410              515,112
                                                                                                       -------------

           TRADING COMPANIES & DISTRIBUTORS    1.7%
           GATX Corp.                                                                    8,300              342,707
           WESCO International, Inc. (a)                                                 6,630              450,906
                                                                                                       -------------
                                                                                                            793,613
                                                                                                       -------------

           WIRELESS TELECOMMUNICATION SERVICES    2.3%
           Crown Castle International Corp. (a)                                         15,340              434,889
           NII Holdings, Inc., Class B (a)                                              11,470              676,386
                                                                                                       -------------
                                                                                                          1,111,275
                                                                                                       -------------

           TOTAL LONG-TERM INVESTMENTS    98.1%
              (Cost $36,674,178)                                                                         46,811,401

           REPURCHASE AGREEMENT    3.2%
           State Street Bank & Trust Co. ($1,516,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest
           rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at                                       1,516,000
           $1,516,596)                                                                                 -------------
              (Cost $1,516,000)

           TOTAL INVESTMENTS    101.3%
              (Cost $38,190,178)                                                                         48,327,401

           LIABILITIES IN EXCESS OF OTHER ASSETS    (1.3%)                                                 (619,826)
                                                                                                       -------------

           NET ASSETS    100.0%                                                                         $47,707,575
                                                                                                       -------------


           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Investment Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006